Investment Portfolioas of January 31, 2023 (Unaudited)
DWS Science and Technology Fund
	Shares	Value ($)

Common Stocks 94.6%
Communication Services 12.5%
Entertainment 0.4%
Spotify Technology SA*	31,753	3,579,198
Interactive Media & Services 12.1%
Alphabet, Inc. “A”*	667,474	66,294,669
Match Group, Inc.*	98,155	5,312,149
Meta Platforms, Inc. “A”*	308,099	45,897,508
		117,504,326
Consumer Discretionary 5.8%
Internet & Direct Marketing Retail
Amazon.com, Inc.*	540,608	55,752,903
Health Care 3.1%
Biotechnology 0.0%
ViaCyte, Inc.* (a)	2,585	59
Health Care Equipment & Supplies 0.5%
DexCom, Inc.*	42,550	4,556,680
Life Sciences Tools & Services 1.6%
Danaher Corp.	18,722	4,949,722
Illumina, Inc.*	20,163	4,318,915
Thermo Fisher Scientific, Inc.	11,048	6,301,006
		15,569,643
Pharmaceuticals 1.0%
Eli Lilly & Co.	29,196	10,047,803
Industrials 3.4%
Aerospace & Defense 0.7%
BWX Technologies, Inc.	106,030	6,452,986
Industrial Conglomerates 0.7%
Honeywell International, Inc.	33,576	6,999,924
Professional Services 1.1%
Verisk Analytics, Inc.	59,900	10,889,221
Road & Rail 0.9%
Uber Technologies, Inc.*	267,187	8,264,094
Information Technology 69.8%
Communications Equipment 4.4%
Ciena Corp.*	289,911	15,081,170
F5, Inc.*	36,587	5,402,436

Lumentum Holdings, Inc.*	55,865	3,361,956
Motorola Solutions, Inc.	71,745	18,439,183
		42,284,745
IT Services 15.1%
Automatic Data Processing, Inc.	67,812	15,312,628
Cloudflare, Inc. “A”*	71,437	3,779,732
EPAM Systems, Inc.*	25,805	8,584,033
Fidelity National Information Services, Inc.	125,013	9,380,975
Globant SA*	27,226	4,415,513
Mastercard, Inc. “A”	135,555	50,236,683
Twilio, Inc. “A”*	44,476	2,661,444
Visa, Inc. “A”	221,815	51,064,031
		145,435,039
Semiconductors & Semiconductor Equipment 18.3%
Advanced Micro Devices, Inc.*	223,815	16,819,697
Analog Devices, Inc.	124,724	21,386,424
ASML Holding NV (Registered)	11,566	7,643,276
Broadcom, Inc.	30,538	17,865,035
Intel Corp.	104,200	2,944,692
Lam Research Corp.	29,794	14,899,979
MACOM Technology Solutions Holdings, Inc.*	79,877	5,353,357
Marvell Technology, Inc.	85,061	3,670,382
MKS Instruments, Inc.	135,730	13,887,894
NVIDIA Corp.	298,056	58,231,201
Skyworks Solutions, Inc.	71,542	7,846,011
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	66,381	6,155,510
		176,703,458
Software 23.9%
Adobe, Inc.*	30,662	11,355,365
Aspen Technology, Inc.*	82,573	16,411,384
Atlassian Corp. “A”*	18,407	2,974,939
Box, Inc. “A”*	411,845	13,174,922
Five9, Inc.*	70,493	5,553,438
Fortinet, Inc.*	138,420	7,244,903
HashiCorp, Inc. “A”*	60,743	1,954,710
Intuit, Inc.	39,926	16,875,522
Microsoft Corp.	286,410	70,975,262
Paylocity Holding Corp.*	50,648	10,549,472
Salesforce, Inc.*	114,439	19,222,319
ServiceNow, Inc.*	31,930	14,532,301
Synopsys, Inc.*	57,353	20,288,624
Tenable Holdings, Inc.*	204,318	8,219,713
Workiva, Inc.*	131,683	11,394,530
		230,727,404
Technology Hardware, Storage & Peripherals 8.1%
Apple, Inc.	473,308	68,293,611
NetApp, Inc.	70,531	4,671,268
Super Micro Computer, Inc.*	76,700	5,547,711
		78,512,590
Total Common Stocks (Cost $486,934,280)		913,280,073

Other Investments 0.0%
Adams Capital Management III LP (1.2% limited partnership interest)* (b)	—	25,140

Adams Capital Management LP (3.6% limited partnership interest)* (b)	—	30,224
Geocapital IV, L.P. (2.9% limited partnership interest)* (b)	—	10,110
Total Other Investments (Cost $5,892,966)		65,474

Preferred Stocks 0.0%
Health Care
Biotechnology
ViaCyte, Inc., Series A* (a)	4,853	111
ViaCyte, Inc., Series B* (a)	4,557	104
ViaCyte, Inc., Series C* (a)	772	18
Total Preferred Stocks (Cost $0)		233

Cash Equivalents 5.5%
DWS Central Cash Management Government Fund, 4.26% (c) (Cost $53,371,577)	53,371,577	53,371,577

	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $546,198,823)	100.1	966,717,357
Other Assets and Liabilities, Net	(0.1)	(1,032,090)
Net Assets	100.0	965,685,267
For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.
A summary of the Fund’s transactions with affiliated investments during the period ended January 31, 2023 are as follows:
Value ($) at 10/31/2022	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 1/31/2023	Value ($) at 1/31/2023
Securities Lending Collateral 0.0%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 4.12% (c) (d)
—	0 (e)	—	—	—	146	—	—	—
Cash Equivalents 5.5%
DWS Central Cash Management Government Fund, 4.26% (c)
31,478,882	62,940,665	41,047,970	—	—	526,826	—	53,371,577	53,371,577
31,478,882	62,940,665	41,047,970	—	—	526,972	—	53,371,577	53,371,577

*	Non-income producing security.
(a)	Investment was valued using significant unobservable inputs.
(b)
The Fund may purchase securities that are subject to legal or contractual restrictions on resale ("restricted securities"). Restricted securities are securities which have not been registered with the Securities and Exchange Commission under the Securities Act of
1933. The Fund may be unable to sell a restricted security and it may be more difficult to determine a market value for a restricted security. Moreover, if adverse market conditions were to develop during the period between the Fund's decision to sell a restricted security and the point at which the Fund is permitted or able to sell such security, the Fund might obtain a price less favorable than the price that prevailed when it decided to sell. This investment practice, therefore, could have the effect of increasing the level of illiquidity of the Fund. The future value of these securities is uncertain and there may be changes in the estimated value of these securities.

Schedule of Restricted Securities	Acquisition Date	Cost ($)	Value ($)	Value as % of Net Assets
Adams Capital Management III LP**	October 1997 to April 2008	4,029,217	25,140	0.0

Schedule of Restricted Securities	Acquisition Date	Cost ($)	Value ($)	Value as % of Net Assets
Adams Capital Management LP**	August 2000 to November 2000	1,863,749	30,224	0.0
Geocapital IV, L.P.**	April 1996 to March 2000	0	10,110	0.0
Total Restricted Securities		5,892,966	65,474	0.0

**	These securities represent venture capital funds.

(c)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(d)	Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(e)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended January 31, 2023.

ADR: American Depositary Receipt
Fair Value Measurements
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of January 31, 2023 in valuing the Fund's investments.
Assets	Level 1	Level 2	Level 3	Total
Common Stocks (a)
Communication Services	$121,083,524	$—	$—	$121,083,524
Consumer Discretionary	55,752,903	—	—	55,752,903
Health Care	30,174,126	—	59	30,174,185
Industrials	32,606,225	—	—	32,606,225
Information Technology	673,663,236	—	—	673,663,236
Other Investments (b)	—	—	—	65,474
Preferred Stocks	—	—	233	233
Short-Term Investments	53,371,577	—	—	53,371,577
Total	$966,651,591	$—	$292	$966,717,357

(a)	See Investment Portfolio for additional detailed categorizations.
(b)	Investments measured at NAV as a practical expedient.
OBTAIN AN OPEN-END FUND PROSPECTUS
To obtain a summary prospectus, if available, or prospectus, download one from fundsus.dws.com, talk to your financial representative or call (800) 728-3337. We advise you to carefully consider the product's objectives, risks, charges and expenses before investing. The summary prospectus and prospectus contain this and other important information about the investment product. Please read the prospectus carefully before you invest.
CLOSED-END FUNDS
Closed-end funds, unlike open-end funds, are not continuously offered. There is a one time public offering and once issued, shares of closed-end funds are sold in the open market through a stock exchange. Shares of closed-end funds frequently trade at a discount to net asset value. The price of the fund’s shares is determined by a number of factors, several of which are beyond the control of the fund. Therefore, the fund cannot predict whether its shares will trade at, below or above net asset value.
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.
NO BANK GUARANTEE | NOT FDIC INSURED | MAY LOSE VALUE
DSTF-PH1
R-080548-2 (1/25)